Investment properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Rental and services income	$ 11,034	$ 17,131	$ 21,937
Direct operating expenses	4,430	12,141	12,156
Development reimbursements / (expenses)	114	169	(131)
Net realized gain from fair value adjustment of investment properties	10,821	1,703	0
Net unrealized gain from fair value adjustment of investment properties	$ (18,591)	$ 48,961	$ (58,231)